Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Revenue And Total Segment Contribution For The Reportable Segments

	Year Ended December 31, 2014
			Technology-
	Software and	Network	enabled	Corporate and
	Analytics	Solutions	Services	Eliminations	Consolidated
Revenue from external customers:
Solutions revenue	$249,491	$348,731	$432,004	$(23,277)	$1,006,949
Postage revenue	—	—	—	343,464	343,464
Inter-segment revenue	1,030	682	7,363	(9,075)	—
Net revenue	$250,521	$349,413	$439,367	$311,112	$1,350,413
Income (loss) before income taxes	84,897	173,586	74,047	(450,249)	(117,719)
Interest expense	—	—	—	146,829	146,829
Depreciation and amortization	—	—	—	189,218	189,218
EBITDA	84,897	173,586	74,047	(114,202)	218,328
Equity compensation	567	567	1,049	5,151	7,334
Acquisition accounting adjustments	305	6	780	(56)	1,035
Acquisition-related costs	88	110	2,268	4,461	6,927
Transaction-related costs and advisory fees	—	—	—	6,448	6,448
Strategic initiatives, duplicative and transition costs	828	237	179	11,620	12,864
Severance costs	1,389	1,592	2,134	2,890	8,005
Accretion	—	—	—	14,446	14,446
Impairment of long-lived assets	219	2,036	76,909	4,005	83,169
Contingent consideration	—	1,071	—	236	1,307
Other non-routine, net	1,235	334	4,131	(1,216)	4,484
EBITDA Adjustments	4,631	5,953	87,450	47,985	146,019
Adjusted EBITDA	$89,528	$179,539	$161,497	$(66,217)	$364,347

	Year Ended December 31, 2013
			Technology-
	Software and	Network	enabled	Corporate and
	Analytics	Solutions	Services	Eliminations	Consolidated
Revenue from external customers:
Solutions revenue	$206,974	$331,218	$417,524	$(25,003)	$930,713
Postage revenue	—	—	—	311,854	311,854
Inter-segment revenue	2,173	595	3,572	(6,340)	—
Net revenue	$209,147	$331,813	$421,096	$280,511	$1,242,567
Income (loss) before income taxes	56,203	158,061	140,836	(466,243)	(111,143)
Interest expense	—	—	—	153,169	153,169
Depreciation and amortization	—	—	—	183,839	183,839
EBITDA	56,203	158,061	140,836	(129,235)	225,865
Equity compensation	735	1,540	1,210	3,536	7,021
Acquisition accounting adjustments	517	116	295	(34)	894
Acquisition-related costs	200	141	1,850	1,054	3,245
Transaction-related costs and advisory fees	—	—	—	6,948	6,948
Strategic initiatives, duplicative and transition costs	892	1,596	587	5,326	8,401
Severance costs	810	1,207	791	4,712	7,520
Loss on extinguishment of debt and other related costs	—	—	—	24,311	24,311
Accretion	—	—	—	26,470	26,470
Impairment of long-lived assets	5,782	1,831	2,688	318	10,619
Contingent consideration	—	(69)	—	—	(69)
Other non-routine, net	600	277	5,472	(3,584)	2,765
EBITDA Adjustments	9,536	6,639	12,893	69,057	98,125
Adjusted EBITDA	$65,739	$164,700	$153,729	$(60,178)	$323,990

	Year Ended December 31, 2012
			Technology-
	Software and	Network	enabled	Corporate and
	Analytics	Solutions	Services	Eliminations	Consolidated
Revenue from external customers:
Solutions revenue	$168,592	$322,909	$378,327	$(26,434)	$843,394
Postage revenue	—	—	—	308,919	308,919
Inter-segment revenue	1,139	544	3,302	(4,985)	—
Net revenue	$169,731	$323,453	$381,629	$277,500	$1,152,313
Income (loss) before income taxes	50,725	158,875	140,498	(468,579)	(118,481)
Interest expense	—	—	—	172,253	172,253
Depreciation and amortization	—	—	—	187,225	187,225
EBITDA	50,725	158,875	140,498	(109,101)	240,997
Equity compensation	677	1,887	1,288	2,990	6,842
Acquisition accounting adjustments	2,079	945	1,715	(42)	4,697
Acquisition-related costs	421	155	4,411	1,926	6,913
Transaction-related costs and advisory fees	—	—	—	9,907	9,907
Strategic initiatives, duplicative and transition costs	290	3,379	360	5,701	9,730
Severance costs	413	434	699	86	1,632
Loss on extinguishment of debt and other related costs	—	—	—	25,411	25,411
Accretion	—	—	—	8,666	8,666
Impairment of long-lived assets	1,691	9	85	80	1,865
Other non-routine, net	375	148	917	(1,661)	(221)
EBITDA Adjustments	5,946	6,957	9,475	53,064	75,442
Adjusted EBITDA	$56,671	$165,832	$149,973	$(56,037)	$316,439